Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2014
Supplement [Text Block]	tpt_SupplementTextBlock

THE TARGET PORTFOLIO TRUST

Target International Equity Portfolio

Supplement dated October 28, 2014 to the

Currently Effective Prospectus and Statement of Additional Information (SAI)

To reflect this change, the Prospectus and SAI are revised as follows, effective immediately:

II.	The following language is added to the section of the Prospectus entitled Summary: Target International Equity Portfolio/Investments, Risks and Performance/The Portfolio’s Past Performance:

The total return for Class T shares from January 1, 2014 to September 30, 2014 was -3.17%.

INTERNATIONAL EQUITY
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tpt_SupplementTextBlock

THE TARGET PORTFOLIO TRUST

Target International Equity Portfolio

Supplement dated October 28, 2014 to the

Currently Effective Prospectus and Statement of Additional Information (SAI)

To reflect this change, the Prospectus and SAI are revised as follows, effective immediately:

II.	The following language is added to the section of the Prospectus entitled Summary: Target International Equity Portfolio/Investments, Risks and Performance/The Portfolio’s Past Performance:

The total return for Class T shares from January 1, 2014 to September 30, 2014 was -3.17%.